Equity Incentive Plans	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Equity Incentive Plans
(10)	Equity Incentive Plans
We maintain four equity compensation plans: the 2021 Equity Incentive Plan (the 2021 Plan), the 2017 Equity Incentive Plan (the 2017 Plan), the 2016 Blackmore Sensors & Analytics, Inc. Equity Incentive Plan (the Blackmore Plan), and the OURS Technologies Inc Equity Incentive Plan (the OURS Plan). The Company assumed stock options under the Blackmore Plan in 2019 and the OURS Plan in 2021 to the extent such employees continued as employees of the Company.
In connection with the Merger, holders of Legacy Aurora options and restricted stock units received an equivalent award at the Exchange Ratio that vest in accordance with the original terms of the award.
2021 Equity Incentive Plan
On November 2 2021, shareholders of RTPY approved and adopted the Aurora Innovation, Inc 2021 Equity Incentive Plan. The 2021 plan makes available for issuance Class A common shares equal to 120,900,000 shares plus any shares subject to awards assumed in the Merger. Additionally, the 2021 Plan includes an annual increase on the first day of each fiscal year beginning in fiscal 2022 and ending in fiscal 2031 equal to the lesser of (i) 120,900,000, (ii) 5% of total shares outstanding on the last day of the preceding fiscal year, and (iii) a lesser number of shares determined by the Plans’ administrator.
Under the 2021 Plan, equity-based compensation in the form of restricted stock units (RSUs), restricted stock awards, incentive stock options, nonqualified stock options, stock appreciation rights, and performance units may be granted to employees, officers, directors, consultants, and others. As of December 31, 2021, no awards were granted under the 2021 Plan. 122,487,648 shares of common stock were available for grant.
2017 Equity Incentive Plan
Under the Company’s 2017 Equity Incentive Plan (the 2017 Plan), equity-based compensation in the form of restricted stock units (RSUs), restricted stock awards, incentive stock options, and nonqualified stock options may be granted to employees, officers, directors, consultants, and others.

i.	Stock Options
Stock options under the 2017 Plan may be outstanding for periods of up to 10 years following the grant date. The exercise price of stock options for the purchase of shares of common stock under the 2017 Plan may not be less than 100% of the fair value of the Company’s common stock on the date of the grant, as determined by the board of directors. In the case of an incentive stock option granted to an employee who owns stock representing more than 10% of the voting shares, the price of each share will be at least 110% of the fair value on the date of grant. Stock options generally vest over 4 years starting on the vesting commencement date (with a one-year
cliff) and expire, if not exercised, 10 years from the date of grant or, if earlier, 3 months after the option holder ceases to be a service provider of the Company. Stock options granted to a stockholder that owns greater than 10% of the company expire, if not exercised, 5 years from the date of grant.
The fair value of each award granted to employees in 2021 and 2020 has been estimated on the date of grant using the Black-Scholes-Merton option pricing model with the following weighted average assumptions: expected life of 5.93 years and 5.93 years
, risk-free interest rate of 0.59% and 0.87%; expected volatility of 55.00% and 55.00%; and no dividends during the expected life. Expected volatility is based on the Company’s review of historical volatilities of comparable public companies and an expected future volatility based upon this evidence over the expected term of the award. The expected life of the options represents the period of time options are expected to be outstanding and is estimated considering vesting terms, employees’ historical exercise, and post vesting employment termination behavior. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant. The Company records forfeitures on the date occurred.
Stock option activity under the 2017 Plan is as follows:

	Options outstanding
	Number of shares	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate Intrinsic value (1)
Balance, December 31, 2019	69,990,959	$0.80
Granted	13,940,467	1.44
Exercised	(3,263,193)	0.89
Forfeited	(5,584,769)	1.20

Balance, December 31, 2020	75,083,464	$0.88

Granted	19,480,375	3.67
Exercised	(8,210,529)	0.95
Forfeited	(6,708,760)	2.28

Balance, December 31, 2021	79,644,550	$1.44

Exercisable at December 31, 2021	50,613,778	$0.95	6.93	$521,957

(1)	Calculated as the closing stock price on December 31, 2021 of $11.26 less the option exercise price.multiplied by the number of options.
Stock-based compensation related to options granted to employees was $23,421 and $16,569 in 2021 and 2020, respectively. The unrecognized deferred compensation expense for future years’
compensation expense related to unvested options was approximately $36,989 at December 31, 2021. Unrecognized deferred compensation will be recognized over an estimated weighted average amortization period of approximately 2.07 years.

ii.	Restricted Stock Units
The vesting of the initial RSU grants was based on the satisfaction of 2 separate vesting requirements on or before the expiration date: (1) a time-based vesting requirement, and (2) a liquidity event. The liquidity event was the earlier of a (i) an initial public offering through a registration statement filed by the Company declared effective or the closing of a transaction with a special purpose acquisition company, or (ii) a change in control. Generally, the time-based vesting requirement is four years starting on the vesting commencement date (with a one-year
cliff).
Beginning in July 2021, 5,700,406 RSUs were granted which have only a time-based vesting requirement.
RSU activity under the Plan is as follows:

	Unvested RSUs outstanding
	Number of shares	Weighted average grant date fair value
Balance, December 31, 2020	—	$—
Granted	44,635,346	4.56
Vested	(917,959)	4.98
Forfeited	(9,662,674)	3.93

Balance, December 31, 2021	34,054,713	$4.72

The aggregate intrinsic value of outstanding RSUs at December 31, 2021 was $383,456. The intrinsic value was determined using the closing trading price of our common stock on December 31, 2021 of $11.26.
Stock-based compensation related to RSUs granted to employees was $66,044 and $0 in 2021 and 2020, respectively. The unrecognized deferred compensation expense for future years’ compensation expense related to unvested RSUs was approximately $99,652 at December 31, 2021. Unrecognized deferred compensation will be recognized over an estimated weighted average amortization period of approximately 1.68 years.
Stock-based payments awarded by a related party
Prior to the ATG acquisition, employees of ATG received grants of RSUs in the former ultimate parent company of ATG, a related party after the closing of the transaction. These awards were modified after the transaction to allow the awards to continue to vest for the first year subsequent to the closing of the acquisition as long as personnel remain employees of the Company. These awards are compensation for services provided to the Company and are accounted for as stock-based compensation.
Awards representing 2,928,854 shares were modified on the acquisition date. 537,576 shares were forfeited as of December 31, 2021. The fair value of these awards is equal to the market value of the related party’s common stock on the date of modification. $128,397 in stock-based compensation expense was recognized in the twelve months ended December 31, 2021.
The unrecognized deferred compensation expense for future years’ compensation expense is $6,232 as of December 31, 2021. Unrecognized deferred compensation will be recognized over an estimated weighted average amortization period of approximately 0.05 years.

Stock-based compensation expense
Stock-based compensation is allocated on a departmental basis, based on the classification of the option holder or grant recipient. No income tax benefits have been recognized in the statement of operations for stock-based compensation arrangements and no stock-based compensation has been capitalized as of December 31, 2021.
Total stock-based compensation expense by function was as follows (in thousands):

	Twelve months ended December 31,
	2021	2020
Research and Development	$206,879	$14,082
General and Administrative	13,179	2,798

Total	$220,058	$16,880